Parent Company Only Condensed Financial Information - Schedule of condensed statements of cash flows (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities		¥ (321,600)	$ (49,282)	¥ (372,270)	¥ (100,330)
Cash flows from investing activities:
Placement of time deposits		20,663	3,167	1,522,270	661,671
Proceeds from maturities of time deposits		1,327,451	203,441	526,505	349,383
Payment for equity investment		40,490	6,205	2,000
Net cash used in investing activities		760,971	116,624	(1,084,005)	(374,000)
Cash flows from financing activities:
Proceeds received from Pre-IPO ordinary shareholders					41
Proceeds received from preferred shareholders, net of issuance cost					430,341
Proceeds from the issuance of IPO shares, net of issuance cost				630,364
Proceeds from concurrent private placement				881,662
Proceeds from noncontrolling interests and other shareholders					711
Payment of offering expenses	$ 7,000	7,909	1,212
Proceeds from issuance of ordinary shares pursuant to incentive plan		34,468	5,282
Net cash provided by financing activities		26,559	4,070	1,587,669	475,117
Effect of exchange rate changes on cash and cash equivalents		(30,097)	(4,612)	196	1,120
Net increase in cash and cash equivalents		435,871	66,800	131,590	1,907
Cash and cash equivalents at the beginning of the year		173,328	26,564	41,738	39,831
Cash and cash equivalents at the end of the year		609,199	93,364	173,328	41,738
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by/(used in) operating activities		14,409	2,208	(782)	405
Cash flows from investing activities:
Placement of time deposits		(20,663)	(3,166)	(1,270,536)
Proceeds from maturities of time deposits		1,257,689	192,749
Capital injection to a subsidiary					(1,592)
Loans to subsidiaries		(1,236,543)	(189,509)	(132,062)	(427,591)
Payment for equity investment		(670)	(103)
Net cash used in investing activities		(187)	(29)	(1,402,598)	(429,183)
Cash flows from financing activities:
Proceeds received from Pre-IPO ordinary shareholders					41
Proceeds received from preferred shareholders, net of issuance cost					430,341
Proceeds from the issuance of IPO shares, net of issuance cost				630,364
Proceeds from concurrent private placement				881,662
Proceeds from noncontrolling interests and other shareholders					711
Payment of offering expenses		(7,909)	(1,212)
Proceeds from issuance of ordinary shares pursuant to incentive plan		34,468	5,282
Net cash provided by financing activities		26,559	4,070	1,512,026	431,093
Effect of exchange rate changes on cash and cash equivalents		(34,691)	(5,317)	(771)	1,120
Net increase in cash and cash equivalents		6,090	932	107,875	3,435
Cash and cash equivalents at the beginning of the year		111,310	17,060	3,435
Cash and cash equivalents at the end of the year		¥ 117,400	$ 17,992	¥ 111,310	¥ 3,435